Other Investments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Investments [Abstract]
Schedule of Investment

	As at March 31
Particulars	2022	2023
Financial assets measured at FVOCI
- Equity securities (unlisted)	452	452

Financial assets measured at FVTPL
- Equity securities (unlisted) (refer note 8 (a))	3,412	591
- Other securities	68	149

Financial assets measured at amortised cost
- Other securities	99	76
Total	4,031	1,268